Other Income - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of other operating income [line items]
Proceeds relative to the Mercator Minerals bankruptcy	$ 1,022
Fees for contract amendments and reconciliations	$ 9,424
Primero Mining Corp [member]
Disclosure of other operating income [line items]
Fee for guaranteeing Primero's credit facility as a percentage of amount guaranteed	5.00%
Minto [member]
Disclosure of other operating income [line items]
Fees for contract amendments and reconciliations	$ 8,000